Summary of significant accounting policies, Right-of-use assets and lease liabilities (Details)	12 Months Ended
Dec. 31, 2020
Buildings [Member]
Right-of-use assets and lease liabilities [Abstract]
Estimated lease term	5 years
Office Equipment [Member]
Right-of-use assets and lease liabilities [Abstract]
Estimated lease term	5 years
IT Equipment [Member]
Right-of-use assets and lease liabilities [Abstract]
Estimated lease term	5 years